Employees	12 Months Ended
Mar. 31, 2023
Employees
Employees

24. Employees

This note shows the average number of people employed by the Group during the year, in which areas of our business our employees work and where they are based. It also shows total employment costs.

	2023	2022	2021
	Employees	Employees	Employees
By activity
Operations	15,808	15,404	14,893
Selling and distribution	24,676	25,499	26,874
Customer care and administration	57,619	56,038	54,739
	98,103	96,941	96,506
By segment
Germany	15,242	15,256	15,798
Italy	5,733	5,765	5,818
Spain	3,992	4,194	4,257
UK	9,312	9,198	9,584
Other Europe	14,189	15,106	15,460
Vodacom	7,990	7,973	7,810
Other Markets	9,331	9,336	9,498
Vantage Towers[1]	753	502	–
Common Functions	31,561	29,611	28,281
Total	98,103	96,941	96,506

Note:

1	Vantage Towers was a new reporting segment in the comparative year ended 31 March 2022.

24. Employees (continued)

The cost incurred in respect of these employees (including Directors) was:

	2023	2022	2021
	€m	€m	€m
Wages and salaries	4,853	4,469	4,238
Social security costs	604	578	549
Other pension costs (note 25 'Post employment benefits')	244	168	235
Share-based payments (note 26 'Shared-based payments')	141	119	135
Total	5,842	5,334	5,157